UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2008

Item 1. Schedule of Investments.

TCM SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS at December 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS: 93.5%
	Air Freight & Logistics: 1.1%
265,335	UTI Worldwide, Inc.	$3,804,904

	Auto Components: 0.7%
223,182	LKQ Corp. *	2,602,302

	Biotechnology: 0.5%
28,106	United Therapeutics Corp. *	1,758,030

	Capital Markets: 1.2%
99,822	Affiliated Managers Group, Inc. *	4,184,538

	Chemicals: 2.9%
154,429	Airgas, Inc.	6,021,187
226,591	Calgon Carbon Corp. *	3,480,438
30,597	OM Group, Inc. *	645,902
		10,147,527
	Commercial Services & Supplies: 14.3%
86,806	American Public Education, Inc. *	3,228,315
48,408	Capella Education Company *	2,844,454
142,993	Copart, Inc. *	3,887,980
102,087	Cornell Companies, Inc. *	1,897,797
24,646	DeVry, Inc.	1,414,927
59,728	FTI Consulting, Inc. *	2,668,647
365,876	Geo Group, Inc. *	6,596,744
303,371	Healthcare Services Group, Inc.	4,832,700
19,444	ITT Educational Services, Inc. *	1,846,791
172,070	Republic Services, Inc.	4,265,615
150,547	Rollins, Inc.	2,721,890
10,966	Strayer Education, Inc.	2,351,220
376,073	Waste Connections, Inc. *	11,872,625
		50,429,705
	Commercial Supplies & Services: 2.6%
158,722	Huron Consulting Group, Inc. *	9,090,009

	Communications Equipment: 2.2%
75,673	F5 Networks, Inc. *	1,729,885
270,994	NICE Systems Ltd.- ADR *	6,089,235
		7,819,120
	Construction & Engineering: 4.4%
121,151	EMCOR Group, Inc. *	2,717,417
118,286	McDermott International, Inc. *	1,168,665
279,840	URS Corp. *	11,409,077
		15,295,159
	Containers & Packaging: 1.0%
71,882	Silgan Holdings, Inc.	3,436,678

	Electronic Equipment & Instruments: 2.9%
124,352	Amphenol Corp.- Class A	2,981,961
93,899	Itron, Inc. *	5,985,122
48,519	Trimble Navigation Ltd. *	1,048,496
		10,015,579
	Energy Equipment & Services: 2.6%
82,287	Atwood Oceanics, Inc. *	1,257,345
43,081	Core Laboratories NV	2,578,829
92,515	Exterran Holdings, Inc. *	1,970,570
167,980	Hornbeck Offshore Services, Inc. *	2,744,793
121,998	Pioneer Drilling Co. *	679,529
		9,231,066
	Food & Staples Retailing: 0.2%
30,166	Casey's General Stores, Inc.	686,880

	Health Care Equipment & Supplies: 15.3%
338,294	Abaxis, Inc. *	5,422,853
32,939	Bio-Rad Laboratories, Inc. *	2,480,636
88,886	Gen-Probe, Inc. *	3,807,876
267,460	Greatbatch, Inc. *	7,076,992
81,464	Haemonetics Corp. *	4,602,716
387,627	Hologic, Inc. *	5,066,285
73,909	IDEXX Laboratories, Inc. *	2,666,637
151,406	Illumina, Inc. *	3,944,126
257,899	Immucor, Inc. *	6,854,955
128,649	NuVasive, Inc. *	4,457,688
189,685	Steris Corp.	4,531,575
131,419	Wright Medical Group, Inc. *	2,684,890
		53,597,229
	Health Care Providers & Services: 15.1%
83,590	Air Methods Corp. *	1,336,604
84,551	Amedisys, Inc. *	3,495,338
197,790	Athenahealth, Inc. *	7,440,860
15,630	CardioNet, Inc. *	385,279
148,542	Catalyst Health Solutions, Inc. *	3,616,998
315,889	Eclipsys Corp. *	4,482,465
238,987	HMS Holdings Corp. *	7,532,870
82,746	ICON PLC - ADR *	1,629,269
98,319	Pediatrix Medical Group, Inc. *	3,116,712
353,962	Psychiatric Solutions, Inc. *	9,857,842
763,643	Sun Healthcare Group, Inc. *	6,758,241
176,987	VCA Antech, Inc. *	3,518,502
		53,170,980
	Hotels, Restaurants & Leisure: 1.7%
154,965	Bally Technologies, Inc. *	3,723,809
89,848	WMS Industries, Inc. *	2,416,911
		6,140,720
	Industrial Conglomerates: 1.3%
88,837	Teleflex, Inc.	4,450,734
3,303	Walter Industries, Inc.	57,835
		4,508,569
	Internet Software & Services: 3.5%
182,228	Ariba, Inc. *	1,313,864
417,632	CyberSource Corp. *	5,007,408
80,656	Equinix, Inc. *	4,290,093
85,941	Vocus, Inc. *	1,564,985
		12,176,350
	IT Services: 0.9%
253,478	Tyler Technologies, Inc. *	3,036,667

	Leisure Equipment & Products: 0.3%
339,020	LeapFrog Enterprises, Inc. *	1,186,570

	Life Science Tools & Services: 1.5%
96,201	Parexel International Corp. *	934,112
64,827	Techne Corp.*	4,182,638
		5,116,750
	Machinery: 0.5%
48,256	Wabtec Corp.	1,918,176

	Marine: 0.5%
66,586	Kirby Corp. *	1,821,793

	Metals & Mining: 0.6%
177,447	Sims Metal Management Limited - ADR	2,203,892

	Oil & Gas: 1.0%
62,618	Goodrich Petroleum Corp. *	1,875,409
64,889	Penn Virginia Corp.	1,685,816
		3,561,225
	Oil, Gas & Services: 0.2%
109,222	Tesco Corp. *	779,845

	Oil, Gas & Consumable Fuels: 0.2%
257,234	Rex Energy Corporation *	756,268

	Pharmaceuticals: 1.9%
207,857	Perrigo Co.	6,715,860

	Semiconductor & Semiconductor Equipment: 3.6%
57,624	ATMI, Inc. *	889,138
121,248	FEI Co. *	2,286,737
115,091	Hittite Microwave Corp. *	3,390,581
209,207	Integrated Device Technology, Inc. *	1,173,651
82,033	Lam Research Corporation *	1,745,662
20,834	Microsemi Corp. *	263,342
149,564	Varian Semiconductor Equipment Associates, Inc. *	2,710,100
		12,459,211
	Software: 4.1%
131,472	Ansys, Inc. *	3,666,754
132,508	Blackboard, Inc. *	3,475,685
241,722	MICROS Systems, Inc. *	3,944,903
109,830	Solera Holdings, Inc. *	2,646,903
95,844	Verint Systems, Inc. *	670,908
		14,405,153
	Specialty Retail: 2.1%
92,516	Dick's Sporting Goods, Inc. *	1,305,401
173,085	O'Reilly Automotive, Inc. *	5,320,633
109,242	Zumiez, Inc. *	813,853
		7,439,887
	Textiles, Apparel & Luxury Goods: 0.9%
39,545	Deckers Outdoor Corp. *	3,158,459

	Wireless Telecommunication Services: 1.7%
85,851	Leap Wireless International, Inc. *	2,308,533
224,775	SBA Communications Corp. - Class A *	3,668,328
		5,976,861
	TOTAL COMMON STOCKS
	(Cost $374,052,687)	328,631,962

	INVESTMENT COMPANY: 2.1%
145,032	iShares Russell 2000 Growth Index	7,376,328
	TOTAL INVESTMENT COMPANY
	(Cost $7,241,348)	7,376,328

	SHORT-TERM INVESTMENT: 3.7%
	Money Market Fund: 3.7%
12,956,648	SEI Daily Income Trust Government Fund	12,956,648
	TOTAL SHORT-TERM INVESTMENT
	(Cost $12,956,648)	12,956,648

	TOTAL INVESTMENTS IN SECURITIES: 99.3%
	(Cost $394,250,683)	348,964,938
	Other Assets in Excess of Liabilities: 0.7%	2,486,560
	TOTAL NET ASSETS: 100.0%	$351,451,498

*	Non-income producing security.
ADR	American Depository Receipt

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows+:

Cost of investments	$398,104,678
Gross unrealized appreciation	21,509,582
Gross unrealized depreciation	(70,649,322)
Net unrealized depreciation	$(49,139,740)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

TCM Small Cap Growth Fund
FAS 157 - Summary of Fair Value Exposure at December 31, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The TCM Small Cap Growth Fund has adopted FAS 157 effective October 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the TCM Small Cap Growth Fund's net assets as of December 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$348,964,938	$-
Level 2 - Other significant observable inputs	-	-
Level 3 - Significant unobservable inputs	-	-
Total	$348,964,938	$-

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

TCM SMALL-MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS at December 31, 2008 (Unaudited)

Shares		Value
	COMMON STOCKS: 97.3%
	Air Freight & Logistics: 2.1%
12,103	Expeditors International of Washington, Inc.	$402,667
32,992	UTI Worldwide, Inc.	473,105
		875,772
	Auto Components: 0.8%
27,564	LKQ Corp. *	321,396

	Beverages: 0.9%
7,693	Molson Coors Brewing Company - Class B	376,342

	Biotechnology: 0.8%
4,946	Charles River Laboratories International, Inc. *	129,585
3,433	United Therapeutics Corp. *	214,734
		344,319
	Capital Markets: 1.2%
12,291	Affiliated Managers Group, Inc. *	515,239

	Chemicals: 3.3%
18,660	Airgas, Inc.	727,553
16,327	Ecolab, Inc.	573,894
3,761	OM Group, Inc. *	79,395
		1,380,842
	Commercial Services & Supplies: 18.5%
11,599	Apollo Group, Inc. *	888,715
5,956	Capella Education Company *	349,975
19,452	Copart, Inc. *	528,900
25,969	Corrections Corp. of America *	424,853
14,719	DeVry, Inc.	845,018
7,349	FTI Consulting, Inc. *	328,353
33,391	Geo Group, Inc. *	602,040
2,143	ITT Educational Services, Inc. *	203,542
45,336	Republic Services, Inc.	1,123,879
13,116	Stericycle, Inc. *	683,081
1,351	Strayer Education, Inc.	289,668
46,908	Waste Connections, Inc. *	1,480,886
		7,748,910
	Communications Equipment: 2.1%
9,175	F5 Networks, Inc. *	209,740
29,325	NICE Systems Ltd. - ADR *	658,933
		868,673
	Computers & Peripherals: 0.9%
27,415	NCR Corp. *	387,648

	Construction & Engineering: 6.9%
15,001	EMCOR Group, Inc. *	336,472
13,625	Jacobs Engineering Group, Inc. *	655,363
12,071	McDermott International, Inc. *	119,261
19,609	Quanta Services, Inc. *	388,258
34,037	URS Corp. *	1,387,689
		2,887,043
	Containers & Packaging: 1.0%
8,514	Silgan Holdings, Inc.	407,054

	Electronic Equipment & Instruments: 5.0%
30,728	Amphenol Corp.- Class A	736,857
11,638	Itron, Inc. *	741,806
4,037	Mettler-Toledo International, Inc. *	272,094
14,709	Trimble Navigation Ltd. *	317,862
		2,068,619

	Energy Equipment & Services: 3.0%
5,045	Atwood Oceanics, Inc. *	77,088
5,092	Core Laboratories NV	304,807
10,910	Exterran Holdings, Inc. *	232,383
20,728	Hornbeck Offshore Services, Inc. *	338,695
9,657	Oceaneering International, Inc. *	281,405
		1,234,378
	Health Care Equipment & Supplies: 13.9%
3,585	Bio-Rad Laboratories, Inc. *	269,986
7,765	Edwards Lifesciences Corp. *	426,687
14,703	Gen-Probe, Inc. *	629,877
9,616	Haemonetics Corp *	543,304
47,758	Hologic, Inc. *	624,197
8,615	IDEXX Laboratories, Inc. *	310,829
18,762	Illumina, Inc. *	488,750
31,697	Immucor, Inc. *	842,506
15,808	NuVasive, Inc. *	547,747
16,014	ResMed, Inc. *	600,205
23,117	Steris Corp.	552,265
		5,836,353
	Health Care Providers & Services: 10.0%
10,472	Amedisys, Inc. *	432,913
19,895	DaVita, Inc. *	986,195
7,943	Laboratory Corp. Of America Holdings *	511,609
12,475	Patterson Companies, Inc. *	233,906
12,137	Pediatrix Medical Group, Inc. *	384,743
43,524	Psychiatric Solutions, Inc. *	1,212,143
21,827	VCA Antech, Inc. *	433,921
		4,195,430
	Hotels, Restaurants & Leisure: 1.8%
18,468	Bally Technologies, Inc. *	443,786
11,131	WMS Industries, Inc. *	299,424
		743,210
	Household Products: 2.3%
7,754	Church & Dwight Co., Inc.	435,155
9,678	Energizer Holdings, Inc. *	523,967
		959,122
	Industrial Conglomerates: 1.3%
10,944	Teleflex, Inc.	548,294
356	Walter Industries, Inc.	6,234
		554,528
	Internet Software & Services: 1.0%
7,744	Equinix, Inc. *	411,903

	Life Science Tools & Services: 2.6%
5,524	Life Technologies Corporation *	128,764
9,804	Parexel International Corp. *	95,197
13,161	PerkinElmer, Inc.	183,069
8,113	Techne Corp.*	523,451
5,158	Waters Corp. *	189,041
		1,119,522
	Machinery: 0.9%
5,718	AGCO Corp. *	134,887
5,817	Wabtec Corp.	231,226
		366,113
	Marine: 0.5%
8,073	Kirby Corp. *	220,877

	Metals & Mining: 0.6%
20,743	Sims Metal Management Limited - ADR	257,628

	Oil & Gas: 0.5%
8,774	Penn Virginia Corp.	227,949

	Oil, Gas & Consumable Fuels: 0.5%
9,626	Continental Resources, Inc. *	199,355

	Pharmaceuticals: 1.9%
24,986	Perrigo Co.	807,298

	Semiconductor & Semiconductor Equipment: 3.5%
19,904	Broadcom Corp. *	337,771
14,123	Hittite Microwave Corp. *	416,063
21,365	Integrated Device Technology, Inc. *	119,858
10,285	Lam Research Corporation *	218,865
2,289	Microsemi Corp. *	28,933
18,860	Varian Semiconductor Equipment Associates, Inc. *	341,743
		1,463,233
	Software: 4.0%
16,481	Ansys, Inc. *	459,655
17,918	Intuit, Inc. *	426,269
29,788	MICROS Systems, Inc. *	486,140
9,169	Solera Holdings, Inc. *	220,973
13,821	Verint Systems, Inc. *	96,747
		1,689,784
	Specialty Retail: 3.1%
11,376	Dick's Sporting Goods, Inc. *	160,515
23,484	GameStop Corp. *	508,664
20,789	O'Reilly Automotive, Inc. *	639,054
		1,308,233
	Trading Companies & Distributors: 0.5%
6,008	Fastenal Co.	209,379

	Wireless Telecommunication Services: 1.9%
10,474	Leap Wireless International, Inc. *	281,646
30,432	SBA Communications Corp. - Class A *	496,650
		778,296
	TOTAL COMMON STOCKS
	(Cost $47,134,090)	40,764,448
	INVESTMENT COMPANY: 1.1%
9,028	iShares Russell 2000 Growth Index	459,164
	TOTAL INVESTMENT COMPANY
	(Cost $441,678)	459,164

	SHORT-TERM INVESTMENT: 2.4%
	Money Market Fund: 2.4%
1,010,685	SEI Daily Income Trust Government Fund	1,010,685
	TOTAL SHORT-TERM INVESTMENT
	(Cost $1,010,685)	1,010,685

	TOTAL INVESTMENTS IN SECURITIES: 100.8%
	(Cost $48,586,453)	42,234,297
	Liabilities in Excess of Other Assets: (0.8)%	(327,623)
	TOTAL NET ASSETS: 100.0%	$41,906,674

*	Non-income producing security.
ADR	American Depository Receipt

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows+:

Adjusted cost of investments	$49,398,901
Gross unrealized appreciation	1,341,154
Gross unrealized depreciation	(8,505,758)
Net unrealized depreciation	$(7,164,604)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

TCM Small-Mid Cap Growth Fund
 FAS 157 - Summary of Fair Value Exposure at December 31, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The TCM Small-Mid Cap Growth Fund has adopted FAS 157 effective October 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the TCM Small-Mid Cap Growth Fund's net assets as of December 31, 2008:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$42,234,297	$-
Level 2 - Other significant observable inputs	-	-
Level 3 - Significant unobservable inputs	-	-
Total	$42,234,297	$-

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date  February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date  February 26, 2009

By (Signature and Title)*   /s/ Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  February 19, 2009

* Print the name and title of each signing officer under his or her signature.